PREPAYMENTS AND OTHER CURRENT ASSETS (Schedule of activities in allowance for doubtful accounts) (Details) - Other Receivables And Prepayments [Member] - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Beginning balance	$ 4,960,020	$ 4,671,896	$ 4,924,063
Provisions	96,267	0	65,341
Foreign currency translation adjustment	(273,194)	288,124	(317,508)
Ending balance	$ 4,783,093	$ 4,960,020	$ 4,671,896